Intangible assets, net - Schedule of Estimated Amortization Expenses (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
2013	784
2014	784
2015	762
2016	754
2017	754
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
2013	1,992
2014	1,992
2015	1,992
2016	1,992
2017	335
Software [Member]
Finite-Lived Intangible Assets [Line Items]
2013	888
2014	569
2015	381
2016	38
2017	1